SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Tax Assets Liabilities
Deferred tax assets	$ 54	$ 74	$ 74
Deferred tax liabilities	(73)	(100)
Deferred Tax Assets, Net	$ 19	$ 26	$ 74